RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related Party Transactions Disclosure [Text Block]
NOTE 9—RELATED PARTY TRANSACTIONS

For the nine months ended September 30, 2016 the Company paid $28,000 to The Living Pages, Inc. for certain consulting, advertising and marketing services. No amounts were incurred for the nine months ended September 30, 2017. The Company’s Chief Executive Officer is a member of the board of directors and a minority shareholder of The Living Pages, Inc.

NOTE 10-RELATED PARTY TRANSACTIONS

For the years ended December 31, 2015 and 2016, the Company paid $301,000 and $28,000, respectively to The Living Pages, Inc. for the provision of certain consulting, advertising and marketing services, where the Company’s Chief Executive Officer is a member of the board of directors and minority shareholder.

For the year ended December 31, 2015, the Company paid $180,000 to a minority stockholder of the Company, for certain consulting services. This arrangement terminated in August 2015 when the minority stockholder was hired to serve as the Company’s interim Chief Financial Officer. This individual resigned as an officer and employee of the Company in December 2016.

As discussed in Note 6, in October 2016, the Company issued 56,441,036 shares of Series C Preferred Stock in exchange for a cash contribution of $10.0 million. The purchasers of the Series C Preferred Stock are under common control with the stockholders that own 38,545,560 shares of Series B Preferred Stock. On an as converted basis, the affiliates that own the Company’s Series B and Series C Preferred Stock have an ownership percentage of 47.0% and have voting power of 28.4%. Additionally, this preferred stockholder has a $10.0 million indirect interest in the amended Credit Facility discussed in Note 5, and provided a guarantee in exchange for warrants as discussed in Note 7.

GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Related Party Transactions Disclosure [Text Block]
NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 2, 2015, after giving retroactive effect for the domestication discussed in Note 1, the Company issued 4,312,500 shares of common stock to GPIAC, LLC, a company whose sole member is the Sponsor (the “founder shares”), for an aggregate purchase price of $25,000. In May 2015, the Sponsor sold, at its original purchase price per share, an aggregate of 60,000 founder shares to the Company’s three independent directors. The founder shares are identical to the public shares (“Public Shares”) included in the Units sold in the Initial Public Offering, except that (1) the founder shares are subject to certain transfer restrictions and (2) the initial shareholders have agreed (i) to waive their redemption rights with respect to the founder shares and Public Shares purchased during or after the Initial Public Offering in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to the founder shares if the Company fails to complete a Business Combination within the Combination Period.

Administrative Services Arrangement

Commencing on May 19, 2015, the Company had agreed to pay an affiliate of the Sponsor a monthly fee of $10,000 for general and administrative services. For each of the nine months ended September 30, 2017 and 2016, the Company incurred $90,000 of administrative service fees, of which $150,000 and $60,000, respectively, is payable and included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2017 and December 31, 2016, respectively. On October 10, 2017, the Company consummated the Rimini Merger and, as a consequence, this arrangement was terminated.

Related Party Advances

Through December 31, 2016, the Sponsor advanced an aggregate of $635,681 in order to finance transaction costs in connection with the terminated Business Combination with WKI. The advances were non-interest bearing, unsecured and payable only upon the completion of a Business Combination. As a result of the amendment to the Sponsor’s commitment to provide loans to the Company of up to a total aggregate amount of $3,400,000 (see below), the outstanding advances of $635,681 were reclassified to related party promissory loans and are now included in the outstanding amounts owed under such loans.

During the nine months ended September 30, 2017, the Sponsor advanced an aggregate of $57,140 in order to finance transaction costs and working capital requirements. The advances are non-interest bearing, unsecured and payable only upon the completion of a Business Combination. As of September 30, 2017, $57,140 was outstanding under the related party advances.

Related Party Loans

As of September 30, 2017, the Sponsor committed to provide loans to the Company up to an aggregate of $3,400,000 in order to finance transaction costs in connection with a Business Combination. The loans were evidenced by a promissory note, were non-interest bearing, unsecured and would only be repaid upon the completion of a Business Combination. As of September 30, 2017, $2,980,631 was outstanding under the loans. On October 6, 2017, the promissory note was cancelled and replaced with a loan agreement (the “Loan Agreement”) pursuant to which the outstanding loan amount of $2,980,631 is non-interest bearing and will become due and payable on the date upon which the outstanding principal amount of all Term Loans (as defined in the Loan Agreement) outstanding under the financing agreement entered into between Rimini Street, certain lenders listed therein, Cortland Capital Market Services LLC as administrative agent and collateral agent, and CB Agent Services LLC as origination agent for the lenders, and the other parties named therein, dated as of June 24, 2016, as amended from time to time (the “Rimini Credit Facility”) are equal to or less than $95,000,000.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 2, 2015, the Company issued 4,312,500 ordinary shares to GPIAC, LLC, a company whose sole member is the Sponsor (the “founder shares”), for an aggregate purchase price of $25,000. The 4,312,500 founder shares included an aggregate of up to 562,500 shares subject to forfeiture by the initial shareholders (or their permitted transferees) on a pro rata basis depending on the extent to which the underwriter’s over-allotment was exercised. As a result of the underwriter’s election to exercise its full over-allotment option to purchase 2,250,000 Units on May 26, 2015 (see Note 6), 562,500 founder shares were no longer subject to forfeiture. The founder shares are identical to the Public Shares included in the Units sold in the Initial Public Offering, except that (1) the founder shares are subject to certain transfer restrictions, as described in more detail below, and (2) the initial shareholders have agreed (i) to waive their redemption rights with respect to the founder shares and Public Shares purchased during or after the Initial Public Offering in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to the founder shares if the Company fails to complete a Business Combination within the Combination Period.

Administrative Services Fee

Commencing on May 19, 2015, the Company has agreed to pay an affiliate of the Sponsor a monthly fee of $10,000 for general and administrative services. For the year ended December 31, 2016 and for the period from January 28, 2015 (inception) through December 31, 2015, the Company incurred $120,000 and $80,000, respectively, of administrative service fees, of which $60,000 and $10,000, respectively, is included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

Related Party Advances

As of December 31, 2016, the Sponsor advanced an aggregate of $635,681 in order to finance transaction costs in connection with the terminated Business Combination with WKI. The advances are non-interest bearing, unsecured and due on demand. In February 2017, the terms of the advances were amended such that they will be payable only upon the completion of a Business Combination.

Related Party Loans

In May 2016, the Sponsor committed to provide loans to the Company up to an aggregate of $500,000 in order to finance transaction costs in connection with the terminated Business Combination with WKI. As of December 31, 2016, the Company amended the previous commitment such that the Sponsor has committed to provide loans to the Company up to a total aggregate amount of $1,900,000. The loans are evidenced by a promissory note, are non-interest bearing, unsecured and will only be repaid upon the completion of a Business Combination. As of December 31, 2016, $1,900,000 was outstanding under the loans. In February 2017, the Company amended the commitment such that the Sponsor has committed to provide loans to the Company up to a total aggregate amount of $3,400,000.

Other than as described above, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company additional funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account.

In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $1,000,000 of Working Capital Loans may be convertible into warrants of the post business combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. The terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans.